Subsequent Events (Details) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011	Nov. 01, 2010 USD ($)	Sep. 30, 2012 Subsequent Event [Member] USD ($)	Sep. 30, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member] USD ($)	Sep. 30, 2012 Subsequent Event [Member] Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member] Asia [Member] USD ($)
Sep. 30, 2012
Subsequent Event [Member]
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Europe, the Middle East and Africa [Member]
USD ($)

Subsequent Event [Line Items]
Minimum per unit fair value of fund assets backing certain U.K. unit-linked contracts				1		1	1
Amount of difference between the aggregate guaranteed amount and the fair value of the fund						less than £106 million	less than £106 million
Contingent consideration settlement payment						$ 108
Liability recognized in purchase accounting for the anticipated and estimated costs associated with restructuring foreign branches into subsidiaries					277			92
Change in liability recognized in purchase accounting for the anticipated and estimated costs associated with restructuring foreign branches into subsidiaries								35
Balance, beginning of period								720	566	154
Income tax expense (benefit)	2,380	765	(2,106)					(1)	10	(11)
Deferred income tax expense (benefit) related to unrealized investment gains (losses)								295	320	(25)
Offsetting reduction in gross deferred tax asset related to the branch transfer to subsidiary								(896)	(896)	0
Balance, end of period								$ 118	$ 0	$ 118